LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payment under capital lease
2012	$ 12,714,000
2013	15,520,000
2014	8,829,000
2015	3,567,000
Total minimum lease payments	40,630,000	54,476,000
Less amount representing interest	3,378,000	5,865,000
Present value of net minimum lease payments	37,252,000	48,611,000
Less: current portion	11,068,000	10,592,000
Long-term portion of capital lease obligations	26,184,000	38,019,000
Gross amount of assets under capital leases	56,900,000	56,900,000	51,700,000
Minimum Lease Payment under operating leases
2012	1,676,000
2013	946,000
2014	755,000
2015	696,000
2016	696,000
Thereafter	3,822,000
Total	8,591,000
Total rental expense for operating leases	$ 900,000	$ 4,100,000	$ 3,700,000
Kittila mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate (as a percent)	4.99%
Meadowbank mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate (as a percent)	5.64%